REVOLVING LOAN AND PROMISSORY NOTE- RELATED PARTY	12 Months Ended
Dec. 31, 2024
Revolving Loan And Promissory Note- Related Party
REVOLVING LOAN AND PROMISSORY NOTE- RELATED PARTY

NOTE 12 – REVOLVING LOAN AND PROMISSORY NOTE- RELATED PARTY

Revolving loan and promissory note with a related party consisted of the following at December 31, 2024 and December 31, 2023, in thousand:

	December 31, 2024	December 31, 2023
Dennis Liotta, March 2023 – 10% interest – promissory note due March 2024	—	1,000
Total notes from related party - current	$—	$1,000

Dennis Liotta - December 2021 Note

On December 9, 2021, the Company entered into a revolving loan agreement with Dennis Liotta, an affiliate of the Company, for a total amount of $8.0 million that matured on January 1, 2023 (“December 2022 note”). The Company is required to make monthly payments of interest at a fixed rate of 4.0% per annum. The Company was required to make principal repayments at fixed scheduled dates. In the event of default, the entire unpaid principal balance together with all accrued but unpaid interest would become due and payable regardless of the maturity date. If the default occurs and remains uncured beyond the applicable grace period, then the entire unpaid principal balance shall bear interest at a default interest of 500 basis points (5%) over the regular interest or nine percent (9%). Events of default include the failure to make principal or interest payments when due, any judgement in excess of $500, indebtedness cross default, or bankruptcy proceedings.

In conjunction with the execution of the revolving note, both parties executed a security agreement, under which the Company granted a continuing security interest in all of the assets of the Company. The Company did not make its interest payments, thus triggering a default and increasing the interest rate to 9% plus an additional 5% on the missed payments.

The Company incurred approximately $370 thousand of interest and penalties during the three months ended March 31, 2023.

In the first quarter of 2023, the Company converted the unpaid principal balance of this revolving note and accrued interest into a convertible note for total principal balance of $6.0 million bearing interest at 4% and maturing on March 31, 2024. The notes were converted as part of the business combination.

Dennis Liotta - March 2023 note

On March 15, 2023, the Company entered into a promissory note agreement with Dennis Liotta, an affiliate of the Company, for a total amount of $1.0 million, with an effective date of February 27, 2023, which matured on March 31, 2024 (“March 2023 note”). The entire outstanding principal balance together with accrued but unpaid interest are due at the maturity date. The March 2023 note included a ten percent (10%) interest rate per annum. On April 1, 2024, the March 2023 note was paid in full. Promissory note from related party was zero and $1.0 million as of December 31, 2024, and December 31, 2023, respectively.

The Company incurred $23 thousand and $25 thousand of interest during the year ended December 31, 2024 and 2023, respectively.